Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, Consolidated VIEs and VIE's Subsidiaries
As of March 31, 2021, the Company’s major subsidiaries, consolidated VIEs and VIE’s subsidiaries are as follows:

	Equity interest held	Place and date of incorporation
Subsidiaries:
Meili Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16,2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23,2010

		Place and date of incorporation
Consolidated VIEs:
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd.		Beijing, China July 6, 2010

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated
The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

		As of March 31,
		2020	2021
		RMB	RMB
Cash and cash equivalents		340,363	163,376
Restricted cash		807	808
Short-term investments		34,000	60,000
Inventories, net		127	104
Loan receivables, net		113,111	99,965
Prepayments and other current assets		61,606	57,385
Amounts due from non-VIE subsidiaries of the Company		311,238	312,410
Amounts due from related parties		5	5
Property, equipment and software, net		577	1,901
Intangible assets, net		78,741	59,910
Goodwill		928	928
Investments		11,011	42,101
Other non-current asset		13,656	160,675

Total assets		966,170	959,568

		As of March 31,
		2020	2021
		RMB	RMB
Amounts due to non-VIE subsidiaries of the Company		1,344,824	1,381,497
Accounts payable		852	721
Salaries and welfare payable		663	579
Advances from customers		74	77
Taxes payable		2,599	694
Amounts due to related parties		1,323	1,329
Accruals and other current liabilities		306,337	258,077
Deferred tax liabilities		19,044	16,118

Total liabilities		1,675,716	1,659,092

Year ended March 31,
2019		2020	2021
RMB		RMB	RMB
Total revenues	150,228	137,578	110,691
Cost of revenues	(87,562)	(63,162)	(51,493)
Net profit/(loss)	5,565	(4,093)	1,721

	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(165,708)	186,711	25,326
Net cash used in investing activities	(39,369)	(38,652)	(202,312)
Net cash provided by financing activities	1,490	960	—
Net (decrease)/increase in cash and cash equivalents and restricted cash	(203,587)	149,019	(176,986)